Property, Plant and Equipment (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 102	$ 64
Offsets to LNG terminal costs	$ 0	$ 124